Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income	₩ 134,664	₩ 85,624	₩ 88,888
Foreign currency gain	560,633	308,665	81,600
Gain on disposal of investments in equity accounted investees	2,994	2,993
Reversal of impairment loss on investments in equity accounted investees		613	4,701
Gain on transaction of derivatives	178,610	49,503	9,393
Gain on valuation of derivatives	239,973	193,570	234,742
Gain on disposal of financial assets at fair value through profit or loss	132	173
Gain on valuation of financial assets at fair value through profit or loss	5,288	11,678	6,511
Gain on valuation of financial liabilities at fair value through profit or loss		220,240
Finance income	1,122,294	873,059	425,835
Finance costs
Interest expense	723,429	414,521	434,089
Foreign currency loss	512,456	440,604	381,132
Loss on disposal of investments in equity accounted investees	37	80
Impairment loss on investments in equity accounted investees	6,808		2,609
Loss on repayment of borrowings and bonds	167	2,672	250
Loss on sale of trade accounts and notes receivable	48,600	37,087	4,877
Loss on transaction of derivatives		359	1,049
Loss on valuation of derivatives	316,467	65,585	21,795
Loss on valuation of financial assets at fair value through profit or loss	18,562	5,205	704
Loss on valuation of financial liabilities at fair value through profit or loss			68,421
Others	8,008	250	1,688
Finance costs	₩ 1,634,534	₩ 966,363	₩ 916,614